Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Information of the Parent Company
Ordinary shares authorized	500,000,000	500,000,000
Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share	$ 0.0001
Ordinary shares authorized	300,000,000	300,000,000
Ordinary shares issued	55,379,583	46,379,583
Ordinary shares outstanding	48,639,660	40,377,645
Class B ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630
Undesignated ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	193,703,370	193,703,370
Ordinary shares issued	0	0
Ordinary shares outstanding	0	0
Parent company | Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares issued		46,379,583
Parent company | Reportable Legal Entities [Member] | Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares authorized	300,000,000	300,000,000
Ordinary shares issued	55,379,583
Ordinary shares outstanding	48,639,660	40,377,645
Parent company | Reportable Legal Entities [Member] | Class B ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630
Parent company | Reportable Legal Entities [Member] | Undesignated ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	193,703,370	193,703,370
Ordinary shares issued	0	0
Ordinary shares outstanding	0	0